Staff costs - Summary of Average Number of Employees (Detail) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Average number of employees	3,891	1,664	840